Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SCISPARC LTD.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	706,683
Amendment Flag	false
Entity Central Index Key	0001611746
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38041
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	20 Raul Wallenberg St.
Entity Address, Address Line Two	Tower A, 2nd Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
Contact Personnel Name	Oz Adler
City Area Code	+972
Local Phone Number	3-7175777
Contact Personnel Email Address	oz@scisparc.com
Ordinary Shares, no par value
Document Information Line Items
Trading Symbol	SPRC
Title of 12(g) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Rights to Purchase Ordinary Shares, no par value
Document Information Line Items
Title of 12(g) Security	Rights to Purchase Ordinary Shares, no par value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true